UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2009
Check here if Amendment [x]
This Amendment (check only one):[ ] is a restatement.
[ ] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA May 6, 2009

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total:   $16571
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATP OIL & GAS CORP COM         COM              00208J108       62    12000 SH       SOLE                    12000
BOEING CO COM                  COM              097023105      409    11500 SH       SOLE                                      11500
BRITISH PETE PLC AMERN SH      COM              055622104      246     6124 SH       SOLE                                       6124
CATERPILLAR INC DEL COM        COM              149123101      450    16100 SH       SOLE                                      16100
CBS CORP COM                   COM              124857202       56    14607 SH       SOLE                                      14607
CHEVRONTEXACO CORP COM         COM              166764100      227     3370 SH       SOLE                                       3370
CP POKPHAND LTD SPONSORED ADR  COM              125918201        7    12275 SH       SOLE                                      12275
DOMINION RES VA NEW COM        COM              25746U109      238     7684 SH       SOLE                                       7684
DU PONT E I DE NEMOURS COM     COM              263534109      214     9565 SH       SOLE                                       9565
DUKE POWER CO COM              COM              26441C105      906    63248 SH       SOLE                                      63248
FLEXTRONICS INTL LTD ORD       COM              Y2573F102      641   221900 SH       SOLE                     5000            216900
FREEPORT-MCMORAN COP&G CL B    COM              35671D857      293     7700 SH       SOLE                                       7700
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105      236     7600 SH       SOLE                                       7600
ISHARES TR NASDQ BIO INDX      COM              464287556      541     8150 SH       SOLE                                       8150
LYNCH CORP COM                 COM              50186A108       57    31300 SH       SOLE                    31300
MARATHON OIL CORP COM          COM              565849106      921    35050 SH       SOLE                                      35050
OPKO HEALTH INC COM            COM              68375N103       10    10000 SH       SOLE                    10000
PAID INC COM NEW               COM              69561N204        6    45600 SH       SOLE                                      45600
PENGROWTH ENERGY TR COM        COM              706902509      103    18500 SH       SOLE                                      18500
PFIZER INC COM                 COM              717081103      259    19000 SH       SOLE                    18600               400
PIONEER DRILLING CO COM        COM              723655106      384   117200 SH       SOLE                    21500             95700
POWER SHARES QQQ TR 1          COM              73935A104      943    31100 SH       SOLE                                      31100
QWEST COMMUNICATIONS           COM              749121109       68    20000 SH       SOLE                    20000
SARA LEE CORP COM              COM              803111103      209    25812 SH       SOLE                                      25812
SEI CORP COM                   COM              784117103      519    42500 SH       SOLE                                      42500
SOUTHERN CO COM                COM              842587107      389    12691 SH       SOLE                                      12691
SPDR SERIES TRUST KBW REGN BK  COM              78464A698      683    35550 SH       SOLE                                      35550
SPDR TR UNIT SER 1             COM              78462F103      762     9580 SH       SOLE                                       9580
SPECTRA ENERGY CORP COM        COM              847560109      964    68149 SH       SOLE                     5400             62749
SUNCOR ENERGY INC              COM              867229106      537    24200 SH       SOLE                                      24200
TECO ENERGY INC COM            COM              872375100      316    28347 SH       SOLE                                      28347
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      258    11372 SH       SOLE                                      11372
TIME WARNER INC COM            COM              887317105      386    20000 SH       SOLE                    20000
VANGUARD CONSUMER STAPLES      COM              92204A207      855    16650 SH       SOLE                                      16650
VANGUARD ENERGY ETF            COM              92204A306      247     4100 SH       SOLE                                       4100
VANGUARD HEALTH CARE           COM              92204A504      847    20200 SH       SOLE                                      20200
VANGUARD MTRL ETF              COM              92204A801      722    16450 SH       SOLE                                      16450
VANGUARD WORLD FDS CONSUM DIS  COM              92204A108      620    20600 SH       SOLE                                      20600
VANGUARD WORLD FDS INF TECH ET COM              92204A702      564    16000 SH       SOLE                                      16000
VERIZON COMMUNICATIONS         COM              92343V104      409    13555 SH       SOLE                                      13555
GENERAL MTRS ACCEP CORP        CORP             370425RX0        6    10000 PRN      SOLE                                      10000